Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Financial Summary [Table Text Block]	The following financial highlights show the Trust’s financial performance of the Trading units for the periods ended December 31, 2014, 2013 or 2012. Total return is calculated as the change in a theoretical beneficial owner’s investment over the entire period, and is not annualized. Total return is calculated based on the aggregate return of the Trust’s Trading units taken as a whole.

	Class A			Class B
	2014	2013	2012	2014	2013	2012
Per share operating performance:
Net asset value of Trading units, beginning of period	$71.25	$76.92	$91.32	$78.74	$83.34	$96.98
Total Trading income (loss):
Trading gain (loss)	5.31	1.37	(7.26)	6.08	1.53	(7.78)
Investment income	0.04	0.20	0.39	0.04	0.22	0.42
Expenses	(9.11)	(7.24)	(7.53)	(8.75)	(6.35)	(6.28)
Trading income (loss)	(3.76)	(5.67)	(14.40)	(2.63)	(4.60)	(13.64)
Net asset value of Trading units, end of period	$67.49	$71.25	$76.92	$76.11	$78.74	$83.34

Total return:
Total return before incentive fees	(3.28%)	(6.72%)	(15.66%)	(1.94%)	(4.79%)	(13.95%)
Less incentive fee allocations	(1.99%)	(0.66%)	(0.11%)	(1.41%)	(0.73%)	(0.11%)
Total return	(5.27%)	(7.38%)	(15.77%)	(3.35%)	(5.52%)	(14.06%)

Ratios to average net assets:
Trading income (loss)	(9.26%)	(8.61%)	(17.28%)	(15.76%)	(5.78%)	(15.40%)
Expenses:
Expenses, less incentive fees	(12.34%)	(9.30%)	(9.15%)	(10.67%)	(7.33%)	(7.19%)
Incentive fees	(1.99%)	(0.66%)	(0.11%)	(1.41%)	(0.73%)	(0.11%)
Total expenses	(14.33%)	(9.96%)	(9.26%)	(12.08%)	(8.06%)	(7.30%)